CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (ILS)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, par value per share	0.9	0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,079,709	9,073,043
Ordinary shares, shares outstanding	8,805,236	8,798,570
Treasury stock, shares	274,473	274,473